Property and equipment - Disclosure of detailed information about property, plant and equipment (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 1,005,760
Ending balance	859,386	$ 1,005,760
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,928,091	4,120,181
Additions	126,407	807,910
Ending balance	5,054,498	4,928,091
Accumulated amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(3,922,331)	(3,649,677)
Amortization	272,781	272,654
Ending balance	(4,195,112)	(3,922,331)
Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	919,487
Ending balance	759,036	919,487
Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,647,558	4,019,065
Additions	43,746	628,493
Ending balance	4,691,304	4,647,558
Equipment [Member] | Accumulated amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(3,728,071)	(3,570,478)
Amortization	204,197	157,593
Ending balance	(3,932,268)	(3,728,071)
Right-of-use assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	22,493
Ending balance	64,379	22,493
Right-of-use assets [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	68,549	0
Additions	77,223	68,549
Ending balance	145,772	68,549
Right-of-use assets [Member] | Accumulated amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(46,056)	0
Amortization	35,337	46,056
Ending balance	(81,393)	(46,056)
Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	34,232
Ending balance	28,584	34,232
Computer equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	123,340	101,116
Additions	5,438	22,224
Ending balance	128,778	123,340
Computer equipment [Member] | Accumulated amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(89,108)	(79,199)
Amortization	11,086	9,909
Ending balance	(100,194)	(89,108)
Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	29,548
Ending balance	7,387	29,548
Leasehold improvements [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	88,644	0
Additions	0	88,644
Ending balance	88,644	88,644
Leasehold improvements [Member] | Accumulated amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(59,096)	0
Amortization	22,161	59,096
Ending balance	$ (81,257)	$ (59,096)